Current and Deferred Income Taxes (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Effective income tax rate differs from the statutory income tax rate
Tax recovery at statutory income tax rates	$ (3,063,036)	$ (2,747,800)
Permanent differences	290,722	(15,342)
Effect of rate differentials between jurisdictions	76,364	464,938
Impact of changes in income tax rates	138,516
Scientific research and development - ITC	(354,411)
Other	75,422	(62,962)
Change in valuation allowance	2,836,423	2,361,166
Income tax expense benefit	$ 0